Stock Options and Warrants - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended		121 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2013	Nov. 30, 2013 Minimum	May 31, 2013 Minimum	May 31, 2012 Minimum	Nov. 30, 2013 Maximum	May 31, 2013 Maximum	May 31, 2012 Maximum	Nov. 30, 2013 Common Stock Warrants	Nov. 30, 2013 Holders of Notes	May 31, 2013 Investor	Oct. 23, 2013 Private Equity Offering	Nov. 30, 2013 Private Equity Offering	Nov. 30, 2013 Private Equity Offering	Nov. 30, 2013 Private Equity Offering After amendment	Nov. 30, 2013 Stock Options Consultant	Nov. 30, 2013 2012 Equity Incentive Plan	Nov. 30, 2012 2012 Equity Incentive Plan	Nov. 30, 2013 2012 Equity Incentive Plan	Nov. 30, 2012 2012 Equity Incentive Plan	May 31, 2013 2012 Equity Incentive Plan	May 31, 2012 2012 Equity Incentive Plan	Nov. 30, 2013 2012 Equity Incentive Plan Stock Options	May 31, 2013 2012 Equity Incentive Plan Stock Options	Nov. 30, 2013 2012 Equity Incentive Plan Stock Options Director	May 31, 2013 2012 Equity Incentive Plan Stock Options Director	Nov. 30, 2013 2012 Equity Incentive Plan Stock Options Director Minimum	May 31, 2013 2012 Equity Incentive Plan Stock Options Director Minimum	Nov. 30, 2013 2012 Equity Incentive Plan Stock Options Director Maximum	May 31, 2013 2012 Equity Incentive Plan Stock Options Director Maximum	May 31, 2013 2012 Equity Incentive Plan Stock Options Employees	May 31, 2013 2012 Equity Incentive Plan Stock Options Employees October 2013	Oct. 31, 2013 2012 Equity Incentive Plan Stock Options Employees October 2013 Options Expected To Vest	May 31, 2013 2012 Equity Incentive Plan Stock Options Employees Minimum	May 31, 2013 2012 Equity Incentive Plan Stock Options Employees Maximum	Nov. 30, 2013 2012 Equity Incentive Plan Stock Options 2 Director	May 31, 2013 2012 Equity Incentive Plan Stock Options 2 Director Maximum	May 31, 2013 2012 Equity Incentive Plan Stock Options 2 Employees Minimum October 2013	May 31, 2013 2012 Equity Incentive Plan Stock Options 2 Employees Maximum October 2013	May 31, 2013 2012 Equity Incentive Plan Warrant	May 31, 2012 2012 Equity Incentive Plan Warrant	May 31, 2013 2012 Equity Incentive Plan Warrant Consultant	May 31, 2013 2012 Equity Incentive Plan Warrant Consultant Minimum	May 31, 2013 2012 Equity Incentive Plan Warrant Consultant Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares that can be purchased for options and warrants issued																				7,600,000		7,600,000		7,600,000
Shares available for future issuance																										3,000,000	3,000,000
Shares available for future stock option grants																										1,742,874	1,976,710
Stock options , shares granted	17,848,540		11,166,274	3,456,088															305,000									233,836	148,290					1,225,000
Stock options granted, exercise price	$ 0.74		$ 1.61	$ 2.04															$ 0.75											$ 0.80	$ 1.40	$ 0.99	$ 1.55				$ 0.80	$ 1.80
Expiration date of stock option																																		3 years					1 year	1 year
Expiration date of stock option							1 year	1 year		4 years	4 years																		5 years												3 years	5 years
Grant date fair value of options																			$ 0.43									$ 0.48	$ 0.89					$ 0.60
Options vesting date																																		2013-10
Number of options expected to vest																																			112,500	112,500
Shares against which warrants granted to consultants																																											750,000		515,000
Exercisable warrants, exercise price	0.75				0.75							0.50			0.75	0.75	0.75	0.75																												1.00	5.00
Warrants latest vesting date																																													Apr. 30, 2013
Warrants expiration dates																																														2014-09	2015-10
Fair value of warrants														$ 0.72				$ 1.03																											$ 0.56
Exercise price	$ 1.30				$ 1.30																																						$ 0.25
Compensation expense associated with warrants			$ 1,128,000																	$ 261,000	$ 487,000	$ 742,000	$ 2,354,000	$ 3,262,000	$ 1,692,000																			$ 540,000
Warrants to purchase common shares, shares													1	8,527,984
Net cash proceeds from exercise of common stock warrants	50,000	192,500			606,250																																						201,000
Grant date fair value of options and warrants vested																								8,889,000	1,562,000
Unrecognized compensation costs																				1,506,000		1,506,000		1,748,000
Weighted average period over which unrecognized compensation costs is expected to be recognized																						2 years 1 month 2 days		1 year 6 months 26 days
Percentage of option awards vest at per quarter																												25.00%
Warrants exercisable period												5 years
Number of warrants issued												923,072
Warrants attached with convertible promissory notes	1,200,000
Number of shares issued													2		2	20,989,494	2
Exercisable warrants, expire period	5 years																5 years	7 years
Stock options, termination date																			Sep. 04, 2018
Stock options, number of shares vested on date of issuance																			50,000
Stock options, number of shares vested monthly after initial issuance																			15,000
Consulting agreement term						6 months			18 months
Stock warrants exercised	50,000
Warrants exercise price per share	$ 1.00
Number of common stock warrants issued																11,153,850	11,153,850	4,940,092
Proceeds from units sold at private equity offering															14,500,000		14,500,000
Purchase Price of warrant																1.30	1.30
Warrant to purchase common share															1	1	1
Grant date fair value of options																				459,000	1,574,000	6,433,000	8,525,000
Grant date fair value of warrants vested																				$ 459,000	$ 1,574,000	$ 6,433,000	$ 8,525,000